Principal changes in the scope of consolidation in 2020 and 2019 (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Final Purchase Price Allocation
The provisional purchase price allocation, as presented in the table below, led to the recognition of goodwill of €2,179 million:

(€ million)	Fair value at acquisition date
Other intangible assets	396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	174
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	401
Goodwill	2,179
Purchase price	2,580
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €912 million:

(€ million)	Fair value at acquisition date
Other intangible assets	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(436)
Net assets of Principia	2,246
Goodwill	912
Purchase price	3,158
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Other intangible assets	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246